NMI
Nuveen Municipal Income Fund, Inc.
Portfolio of Investments    July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.1%
	MUNICIPAL BONDS – 99.1%
	Alabama – 0.8%
$500	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A	$731,170
100	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	111,639
600	Total Alabama			842,809
	Arizona – 2.5%
600	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39	12/24 at 100.00	A2	685,008
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA-	1,177,770
515	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28	No Opt. Call	A3	667,502
2,115	Total Arizona			2,530,280
	California – 15.9%
5,000	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series 1997A, 0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A+	4,938,850
	Brea Olinda Unified School District, Orange County, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	AA-	1,994,660
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	AA-	2,056,338
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA-	2,095,853
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42	11/27 at 100.00	A+	568,630
365	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB	406,577
275	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 4.000%, 4/01/36	4/27 at 100.00	A	300,094
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (4), (5)	8/20 at 100.00	N/R	841,220
600	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%, 1/15/53	7/29 at 100.00	A-	633,174
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A	474,930
385	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.000%, 8/01/24 (Pre-refunded 2/01/21)	2/21 at 100.00	A- (6)	396,103

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$500	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	$556,320
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.000%, 12/01/22 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (6)	1,077,260
16,115	Total California			16,340,009
	Colorado – 10.2%
	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A:
150	5.125%, 12/01/29	12/23 at 100.00	BBB	161,124
250	5.375%, 12/01/33	12/23 at 100.00	BBB	267,498
350	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (6)	456,369
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	501,620
1,140	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	1,268,045
750	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1, 5.000%, 11/15/38	11/23 at 100.00	AA+	852,915
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	AA-	1,081,310
1,395	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/48 (AMT)	12/28 at 100.00	A+	1,687,378
110	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	127,120
650	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51	12/28 at 100.00	A	727,213
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured (Pre-refunded 12/01/20)	12/20 at 100.00	AA (6)	1,019,200
435	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.125%, 11/15/23	No Opt. Call	A+	476,669
1,100	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	1,344,904
499	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.000%, 12/01/33	12/23 at 100.00	N/R	511,240
9,329	Total Colorado			10,482,605
	Delaware – 0.1%
100	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	116,812

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 5.4%
$850	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB	$914,277
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
350	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	10/20 at 105.00	N/R	305,459
450	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	10/20 at 105.00	N/R	390,875
500	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 6.375%, 4/01/31 (Pre-refunded 4/01/21)	4/21 at 100.00	A- (6)	520,060
500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A+	592,570
800	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/35 – AGM Insured	10/20 at 100.00	AA	805,376
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (6)	1,104,470
515	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.375%, 10/01/40	10/20 at 100.00	AA	519,264
310	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2012A, 5.000%, 10/01/42	4/22 at 100.00	A+	326,582
100	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B, 4.000%, 7/01/45	7/30 at 100.00	A2	113,380
5,375	Total Florida			5,592,313
	Georgia – 2.9%
455	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40	7/25 at 100.00	A+	502,147
420	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.000%, 11/01/25	11/23 at 100.00	BBB	444,683
370	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	AA-	417,541
255	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/63	7/28 at 100.00	A	302,647
300	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A+	319,521
850	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	AA-	965,677
2,650	Total Georgia			2,952,216
	Hawaii – 0.3%
250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33	7/23 at 100.00	BB	259,213
	Illinois – 10.4%
250	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	289,905

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$435	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	BB	$474,037
650	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	766,525
1,000	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002RMKT, 4.500%, 11/01/36	11/24 at 100.00	A	1,115,340
280	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	8/20 at 100.00	AA-	280,700
80	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A-	88,745
200	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	A3	223,740
400	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB-	477,232
990	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31	7/23 at 100.00	BBB-	1,061,339
1,555	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BBB	1,584,856
200	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BBB	215,042
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
6,000	0.000%, 12/15/56	No Opt. Call	BBB	1,227,120
3,000	0.000%, 12/15/56 – BAM Insured	No Opt. Call	AA	860,970
205	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB	121,067
450	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 5.000%, 10/01/27	10/22 at 100.00	Baa1	473,598
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (6)	838,360
490	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/32	10/23 at 100.00	A-	551,206
16,985	Total Illinois			10,649,782
	Indiana – 1.7%
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 7.000%, 10/01/39	8/20 at 100.00	B	525,803
655	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/44 (AMT)	7/23 at 100.00	A-	702,331
500	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (6)	540,890
1,680	Total Indiana			1,769,024
	Iowa – 0.8%
835	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Refunding Series 2011, 5.625%, 10/01/26	10/21 at 100.00	BBB	862,338

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 1.4%
$1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	$1,188,280
200	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A	230,536
1,200	Total Louisiana			1,418,816
	Maine – 0.5%
500	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	525,150
	Maryland – 0.8%
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017, 4.000%, 7/01/42	7/27 at 100.00	A+	279,435
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45	7/24 at 100.00	A	554,535
750	Total Maryland			833,970
	Massachusetts – 0.6%
50	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 4.000%, 6/01/49	6/29 at 100.00	BBB	54,262
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/46	7/26 at 100.00	A-	562,500
550	Total Massachusetts			616,762
	Michigan – 3.1%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (6)	389,559
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	1,701,150
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.375%, 10/15/36	10/21 at 100.00	Aa2	1,058,320
2,855	Total Michigan			3,149,029
	Minnesota – 2.3%
300	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	277,176
1,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/53	2/28 at 100.00	A-	1,162,590
300	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 4.250%, 9/01/37	9/24 at 100.00	N/R	305,613
500	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Buidling Series 2018A, 4.000%, 2/01/39	2/27 at 100.00	AAA	576,455
2,100	Total Minnesota			2,321,834
	Mississippi – 1.1%
1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/36	9/26 at 100.00	BBB+	1,160,580

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 3.0%
$255	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	8/20 at 100.00	A-	$255,589
135	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	141,585
1,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33	10/22 at 100.00	BBB-	1,031,830
125	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	140,999
965	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, 5.000%, 2/15/26	2/22 at 100.00	BBB+	997,385
215	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A, 5.250%, 9/01/53	9/25 at 103.00	BB+	225,959
335	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	338,025
3,030	Total Missouri			3,131,372
	Nebraska – 0.4%
400	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.050%, 9/01/30	5/21 at 100.00	Aa3	414,992
	New Jersey – 3.0%
90	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	94,549
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	123,606
545	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.000%, 6/15/45	6/25 at 100.00	BBB+	594,399
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/44	12/28 at 100.00	BBB+	1,073,400
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,168,130
2,745	Total New Jersey			3,054,084
	New York – 2.7%
60	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.250%, 7/01/35	7/25 at 100.00	BBB	68,012
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
245	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (6)	252,301
155	5.750%, 2/15/47	2/21 at 100.00	Aa2	159,213
315	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55	5/30 at 100.00	A+	359,449
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	532,415

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45	9/30 at 100.00	Aa1	$1,181,150
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	266,908
2,540	Total New York			2,819,448
	North Carolina – 2.4%
1,775	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 5.000%, 1/01/49	1/30 at 100.00	Aa1	2,141,786
225	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019, 5.000%, 2/01/45	No Opt. Call	AA	348,979
2,000	Total North Carolina			2,490,765
	North Dakota – 0.6%
200	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	208,108
300	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	318,024
100	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	101,783
600	Total North Dakota			627,915
	Ohio – 2.5%
655	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	722,956
1,750	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/36	8/21 at 100.00	A2	1,831,585
2,405	Total Ohio			2,554,541
	Oklahoma – 0.3%
250	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57	8/28 at 100.00	Baa3	297,005
	Oregon – 0.4%
55	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020A, 5.250%, 11/15/50	11/25 at 102.00	N/R	57,952
300	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 5.000%, 5/01/40	5/22 at 100.00	BBB	312,225
355	Total Oregon			370,177
	Pennsylvania – 2.8%
1,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/40	5/22 at 100.00	BBB+	1,026,980
100	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019, 4.000%, 9/01/49	9/29 at 100.00	A	111,315

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$560	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/36	1/25 at 100.00	Ba1	$603,086
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/41 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (6)	1,087,560
2,660	Total Pennsylvania			2,828,941
	Puerto Rico – 1.4%
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
200	4.550%, 7/01/40	7/28 at 100.00	N/R	211,782
1,760	0.000%, 7/01/51	7/28 at 30.01	N/R	371,219
745	5.000%, 7/01/58	7/28 at 100.00	N/R	806,872
2,705	Total Puerto Rico			1,389,873
	South Carolina – 0.6%
620	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A, 4.000%, 4/01/49	4/26 at 103.00	BBB-	609,578
	South Dakota – 0.1%
100	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 5.125%, 11/01/47	11/26 at 100.00	BB	101,998
	Tennessee – 2.3%
1,250	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (6)	1,396,763
870	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB	961,376
2,120	Total Tennessee			2,358,139
	Texas – 7.3%
670	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A-	763,887
335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43	10/23 at 100.00	A+	349,871
500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40	5/25 at 100.00	A+	583,295
125	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	132,685
200	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (6)	279,428
410	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	444,452
500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/38	1/25 at 100.00	A	573,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$240	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/34	2/24 at 100.00	Ba1	$254,362
295	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	375,296
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
1,165	5.000%, 12/15/27	12/22 at 100.00	A3	1,257,676
505	5.000%, 12/15/28	12/22 at 100.00	A3	544,400
770	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	8/20 at 100.00	Baa3	773,719
1,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/32	8/24 at 100.00	A-	1,114,570
45	West Texas Independent School District, McLennan and Hill Counties, General Obligation Refunding Bonds, Series 1998, 0.000%, 8/15/25	8/20 at 76.24	AAA	34,291
6,760	Total Texas			7,481,052
	Virginia – 1.7%
105	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/49	10/29 at 100.00	A-	115,977
1,265	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,414,182
205	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	218,177
1,575	Total Virginia			1,748,336
	West Virginia – 1.1%
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 5.000%, 6/01/52	6/28 at 100.00	A	1,171,930

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 5.7%
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$4	0.000%, 1/01/46, 144A (5)	No Opt. Call	N/R	$90
4	0.000%, 1/01/47, 144A (5)	No Opt. Call	N/R	85
4	0.000%, 1/01/48, 144A (5)	No Opt. Call	N/R	84
4	0.000%, 1/01/49, 144A (5)	No Opt. Call	N/R	81
3	0.000%, 1/01/50, 144A (5)	No Opt. Call	N/R	77
4	0.000%, 1/01/51, 144A (5)	No Opt. Call	N/R	83
98	3.750%, 7/01/51 (Mandatory Put 7/01/21), 144A (5)	3/28 at 100.00	N/R	63,280
4	0.000%, 1/01/52, 144A (5)	No Opt. Call	N/R	79
4	0.000%, 1/01/53, 144A (5)	No Opt. Call	N/R	76
4	0.000%, 1/01/54, 144A (5)	No Opt. Call	N/R	73
4	0.000%, 1/01/55, 144A (5)	No Opt. Call	N/R	71
4	0.000%, 1/01/56, 144A (5)	No Opt. Call	N/R	69
4	0.000%, 1/01/57, 144A (5)	No Opt. Call	N/R	66
4	0.000%, 1/01/58, 144A (5)	No Opt. Call	N/R	64
3	0.000%, 1/01/59, 144A (5)	No Opt. Call	N/R	62
3	0.000%, 1/01/60, 144A (5)	No Opt. Call	N/R	59
3	0.000%, 1/01/61, 144A (5)	No Opt. Call	N/R	57
3	0.000%, 1/01/62, 144A (5)	No Opt. Call	N/R	55
3	0.000%, 1/01/63, 144A (5)	No Opt. Call	N/R	53
3	0.000%, 1/01/64, 144A (5)	No Opt. Call	N/R	51
3	0.000%, 1/01/65, 144A (5)	No Opt. Call	N/R	49
3	0.000%, 1/01/66, 144A (5)	No Opt. Call	N/R	46
42	0.000%, 1/01/67, 144A (5)	No Opt. Call	N/R	556
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marquette University, Series 2012, 4.000%, 10/01/32	10/22 at 100.00	A2	519,770
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc, Series 2011A, 5.500%, 5/01/31 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (6)	1,039,260
755	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA-	786,038
200	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 5.125%, 10/01/34	10/22 at 102.00	N/R	208,610
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc Project, Series 2018, 5.125%, 10/01/48	10/23 at 102.00	N/R	1,004,200
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	1,125,670
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	552,710

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$545	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A, 5.000%, 9/15/50	9/23 at 100.00	BBB-	$553,916
5,715	Total Wisconsin			5,855,440
$102,569	Total Long-Term Investments (cost $94,094,558)			101,729,128
	Other Assets Less Liabilities – 0.9%			907,332
	Net Assets Applicable to Common Shares – 100%			$102,636,460
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$100,887,908	$841,220	$101,729,128

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax